18. Loans and Borrowings (Details - Expiry date and rate) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 19,240,324	$ 22,584,601	$ 25,317,163
Bank Loans [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	330,407	1,604,426	5,863,233
Bank Loans [Member] | Expiry within 1 year [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	330,407	1,604,426	1,683,705
Bank Loans [Member] | Between 1 and 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	0	0	1,438,478
Bank Loans [Member] | Expiry in more than 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	0	0	2,741,050
Bank Loans [Member] | Floating interest rate [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	330,407	1,604,426	5,863,233
Bank Loans [Member] | Floating interest rate [Member] | Expiry within 1 year [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	330,407	1,604,426	1,683,705
Bank Loans [Member] | Floating interest rate [Member] | Between 1 and 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	0	0	1,438,478
Bank Loans [Member] | Floating interest rate [Member] | Expiry in more than 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0	$ 0	$ 2,741,050